Item 1. Schedule of Investments

T. ROWE PRICE FINANCIAL SERVICES FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares	Value
(Cost and value in $ 000s)

COMMON STOCKS 99.1%

FINANCIALS 93.0%
Capital Markets 37.8%
Affiliated Managers Group *	38,000	2,752
Bank of New York	612,000	17,999
Credit Suisse Group (CHF)	120,000	5,334
Franklin Resources	61,000	5,121
Goldman Sachs	8,200	997
John Nuveen	150,000	5,908
Lehman Brothers	8,000	932
Mellon Financial	637,400	20,378
Merrill Lynch	179,000	10,982
Morgan Stanley	356,000	19,203
Northern Trust	330,000	16,681
State Street	433,000	21,182
Stifel Financial *	139,300	5,001
UBS (CHF)	97,000	8,278
		140,748
Commercial Banks 23.7%
Anglo Irish Bank (EUR)	500,000	6,831
Banco Bilbao Vizcaya Argenta (EUR)	355,000	6,245
Bank of Ireland (EUR)	525,000	8,293
Barclays (GBP)	1,735,000	17,590
Boston Private Financial	147,000	3,901
Fifth Third Bancorp	475,000	17,447
National City	195,000	6,521
Royal Bank of Scotland (GBP)	540,000	15,374
SVB Financial Group *	15,000	730
U.S. Bancorp	100,000	2,808
UCBH Holdings	134,000	2,455
		88,195
Consumer Finance 2.0%
American Express	24,000	1,379
Capital One Financial	75,000	5,964
		7,343
Diversified Financial Services 9.7%
Citigroup	411,200	18,718
J.P. Morgan Chase	511,000	17,338
		36,056
Insurance 19.5%
American International Group	30,300	1,877
Aspen Insurance Holdings	220,000	6,501
Assurant	208,200	7,924
Axis Capital Holdings	340,800	9,716
Berkshire Hathaway, Class A *	7	574
Genworth Financial, Class A	447,000	14,411
Hartford Financial Services	64,000	4,939
Marsh & McLennan	638,000	19,389
Montpelier	245,000	6,088
Prudential	8,400	568
SAFECO	9,500	507
		72,494
Thrifts & Mortgage Finance 0.3%
Fannie Mae	11,800	529
Freddie Mac	14,500	819
		1,348
Total Financials		346,184

INDUSTRIALS & BUSINESS SERVICES 2.4%
Industrial Conglomerates 2.4%
GE	262,000	8,822
Total Industrials & Business Services		8,822

INFORMATION TECHNOLOGY 3.7%
IT Services 3.7%
First Data	350,000	14,000
Total Information Technology		14,000
Total Common Stocks (Cost $329,191)		369,006

SHORT-TERM INVESTMENTS 0.6%
Money Market Fund 0.6%
T. Rowe Price Reserve Investment Fund, 3.79% #†	2,279,474	2,279
Total Short-Term Investments (Cost $2,279)		2,279

Total Investments in Securities
99.7% of Net Assets (Cost $331,470)		$371,285

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
†	Affiliated company – See Note 3.
CHF	Swiss franc
EUR	Euro
GBP	British pound

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Financial Services Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term growth of capital and a modest level of income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $331,470,000. Net unrealized gain aggregated $39,801,000 at period-end, of which $44,380,000 related to appreciated investments and $4,579,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $336,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $2,279,000 and $3,639,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Financial Services Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005